Filed Pursuant To Rule 497(e)

Registration No. 333-07305

FRONTEGRA FUNDS, INC.

Frontegra Columbus Core Plus Fund

Frontegra Columbus Core Fund

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Frontegra New Star International Equity Fund

Frontegra Netols Small Cap Value Fund

Supplement dated October 31, 2008 to the

Prospectuses and Statement of Additional Information dated October 31, 2008

The special meeting of shareholders of Frontegra Funds, Inc. (the “Corporation”) originally scheduled for October 30, 2008 was adjourned until November 7, 2008 with respect to the Frontegra Columbus Core Plus Fund (“Core Plus Fund”), Frontegra IronBridge SMID Fund (“SMID Fund”) and Frontegra New Star International Equity Fund (“International Equity Fund”) in order to permit further solicitation of proxies.

At the meeting on October 30, 2008, it was reported that the Corporation received sufficient shareholder votes to approve the proposal relating to the election of the Corporation’s three current Directors, David L. Heald, James M. Snyder and William D. Forsyth III, to the Board of Directors.  The Frontegra Columbus Core Fund, the Frontegra IronBridge Small Cap Fund and the Frontegra Netols Small Cap Value Fund each received sufficient shareholder votes to approve the proposals relating to the approval of a new investment advisory agreement between the Corporation and Frontegra Asset Management, Inc. (the “Adviser”), the investment adviser to the Frontegra Funds, and the approval of new subadvisory agreements between the Adviser and the applicable subadviser.

Because the Core Plus Fund, SMID Fund and International Equity Fund have not yet received sufficient favorable shareholder votes to approve the new investment advisory agreement and new subadvisory agreements on behalf of such Funds (collectively, the “New Agreements”), the following information temporarily replaces the information found in the current Prospectuses for these Funds and the Statement of Additional Information of the Corporation dated October 31, 2008.  This information is applicable for the period from October 31, 2008 to December 1, 2008, or such earlier time when the Core Plus Fund, SMID Fund and International Equity Fund have received sufficient shareholder votes for approval of the New Agreements.  Please disregard this Supplement after December 1, 2008, or such earlier date when shareholders of the Core Plus Fund, SMID Fund and International Equity Fund approve the New Agreements.

Prospectus for Core Plus Fund and Core Fund dated October 31, 2008

The following sections under “Fund Management” are restated as follows:

Recent Events.  On August 1, 2008, Mr. Forsyth acquired 100% of the ownership interest in Frontegra and Frontegra Strategies, LLC, the Funds’ principal distributor (the “Distributor”) from the former co-owner of Frontegra and the Distributor.  This transaction resulted in a change in control of the Adviser and, therefore, constituted an “assignment” of the previous investment advisory agreement between Frontegra and the Company and of the previous subadvisory agreement between Frontegra and Reams.  Shareholders of the Core Fund approved the new investment advisory agreement and a new subadvisory agreement between Frontegra and Reams (the “New Agreements”) at a special meeting held on October 30, 2008.  With respect to the Core Fund, interim investment advisory and subadvisory agreements (the “Interim Agreements”) were in effect from August 1, 2008 until the New Agreements took effect following approval by shareholders of the Core Fund.  With respect to the Core Plus Fund, the Interim Agreements went into effect on August 1, 2008 and will remain in effect until the New Agreements are approved by shareholders of the Core Plus Fund, or December 29, 2008, whichever is sooner.  If shareholders of the Core Plus Fund do not approve the New Agreements, the Board of Directors will take such actions as it considers to be in the best interests of the shareholders of the Fund, which may include retaining other subadvisers, seeking exemptive relief from the SEC or liquidating the Fund.

A discussion regarding the Board of Directors’ basis for approving the New Agreements will be included in the Funds’ semi-annual report for the period ended December 31, 2008.

Advisory Fees.  Under the new and interim investment advisory agreements, the Core Plus Fund compensates Frontegra at the annual rate of 0.40% of the Fund’s average daily net assets and the Core Fund compensates Frontegra at the annual rate of 0.42% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse the Funds’ operating expenses to the extent necessary to ensure that the Core Plus Fund’s Institutional Class shares and the Core Fund’s total operating expenses do not exceed 0.35% of average daily net assets and the Core Plus Fund’s Class Y shares total operating expenses do not exceed 0.75% of average daily net assets.  The expense cap agreement will continue in effect until October 31, 2009, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for a Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Reams.   Reams is located at 227 Washington Street, Columbus, Indiana 47202-0727.  Under the new and interim subadvisory agreements, Reams is compensated by Frontegra for its investment advisory services at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets and, with respect to the Core Fund, 75% of the net fee received by Frontegra after giving effect to any contractual or voluntary fee waiver borne by Frontegra.  Reams provides continuous advice and recommendations concerning each Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Funds, Reams serves as investment adviser to pension and profit-sharing plans and other institutional investors.  As of September 30, 2008, Reams had approximately $10.2 billion under management.

Prospectus for Small Cap Fund and SMID Fund dated October 31, 2008

The following sections under “Fund Management” are restated as follows:

Recent Events.  On August 1, 2008, Mr. Forsyth acquired 100% of the ownership interest in Frontegra and Frontegra Strategies, LLC, the Funds’ principal distributor (the “Distributor”) from the former co-owner of Frontegra and the Distributor.  This transaction resulted in a change in control of the Adviser and, therefore, constituted an “assignment” of the previous investment advisory agreement between Frontegra and the Company and of the previous subadvisory agreement between Frontegra and IronBridge.  Shareholders of the IronBridge Small Cap Fund approved the new investment advisory agreement and a new subadvisory agreement between Frontegra and IronBridge (the “New Agreements”) at a special meeting held on October 30, 2008.  With respect to the IronBridge Small Cap Fund, interim investment advisory and subadvisory agreements (the “Interim Agreements”) were in effect from August 1, 2008 until the New Agreements took effect following approval by shareholders of the IronBridge Small Cap Fund.  With respect to the IronBridge SMID Fund, the Interim Agreements went into effect on August 1, 2008 and will remain in effect until the New Agreements are approved by shareholders of the IronBridge SMID Fund, or December 29, 2008, whichever is sooner.  If shareholders of the IronBridge SMID Fund do not approve the New Agreements, the Board of Directors will take such actions as it considers to be in the best interests of the shareholders of the Fund, which may include retaining other subadvisers, seeking exemptive relief from the SEC or liquidating the Fund.

A discussion regarding the Board of Directors’ basis for approving the New Agreements will be included in the Funds’ semi-annual report for the period ended December 31, 2008.

Advisory Fees.  Under the new and interim investment advisory agreement, the IronBridge Small Cap Fund compensates Frontegra at the annual rate of 1.00% of the Fund’s average daily net assets and the IronBridge SMID Fund compensates Frontegra at the annual rate of 0.85% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Company, Frontegra has agreed to waive its management fee and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the IronBridge Small Cap Fund’s total operating expenses do not exceed 1.10% of the Fund’s average daily assets and the IronBridge SMID Fund’s total operating expenses do not exceed 1.35% of the Fund’s average daily net assets for Class Y shares and 0.95% of the Fund’s average daily assets for Institutional Class shares.  The expense cap agreement will continue in effect until October 31, 2009, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for each Fund and increasing each Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

IronBridge.  IronBridge is located at 1 Parkview Plaza, Suite 600, Oakbrook Terrace, Illinois 60181.  IronBridge provides continuous advice and recommendations concerning each Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Funds, IronBridge serves as investment adviser to pension plans, endowments, foundations and high net worth clients.  As of September 30, 2008, IronBridge had approximately $4.8 billion under management.

With respect to the IronBridge Small Cap Fund, under the new subadvisory agreement, IronBridge is compensated by Frontegra for its investment advisory services at the annual rate of 0.40% of the Fund’s average daily net assets for assets of $200,000 or less and 60% of the net fee received by the Adviser for Fund assets over $200,000 after giving effect to any fee waiver or reimbursement by the Adviser pursuant to the expense cap agreement discussed above.  With respect to the IronBridge SMID Fund, under the interim subadvisory agreement, IronBridge is compensated by Frontegra for its investment advisory services at the annual rate of 0.35% of the Fund’s average daily net assets for Fund assets of $100,000,000 or less and 50% of the net fee received by the Adviser for Fund assets over $100,000,000 after giving effect to any fee waiver or reimbursement by the Adviser pursuant to an expense cap agreement discussed above.

Prospectus for International Equity Fund dated October 31, 2008

The following sections under “Fund Management” are restated as follows:

Recent Events.  On August 1, 2008, Mr. Forsyth acquired 100% of the ownership interest in Frontegra and Frontegra Strategies, LLC, the Fund’s principal distributor (the “Distributor”) from the former co-owner of Frontegra and the Distributor.  This transaction resulted in a change in control of the Adviser and, therefore, constituted an “assignment” of the previous investment advisory agreement between Frontegra and the Company and of the previous subadvisory agreement between Frontegra and New Star.  Interim investment advisory and subadvisory agreements went into effect on August 1, 2008 and will remain in effect until new investment advisory and subadvisory agreements take effect following shareholder approval.

A discussion regarding the Board of Directors’ basis for approving the new investment advisory agreement and subadvisory agreement will be included in the Fund’s semi-annual report for the period ended December 31, 2008.

Advisory Fees.  Under the interim advisory agreement, the Fund compensates Frontegra at the annual rate of 0.95% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 0.75% of the Fund’s average daily net assets.  The expense cap agreement will continue in effect until October 31, 2009 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

New Star.  New Star is an independent London-based manager of international equities and fixed income securities.  New Star is located at 1 Knightsbridge Green, London, United Kingdom, SW1X 7NE.  New Star is authorized and regulated by the Financial Services Authority for the conduct of investment business in the United Kingdom and is a registered investment adviser with the U.S. Securities and Exchange Commission.  Under the interim subadvisory agreement, New Star is compensated by Frontegra for its investment advisory services at the annual rate of 60% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above, subject to a minimum of 0.33% of the Fund’s average daily net assets.  New

Star provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  In addition to providing investment advisory services to the Fund, New Star serves as investment adviser to fund vehicles registered in the United States, European Union, charitable foundations, corporations, institutional investors and private accounts.  As of June 30, 2008, New Star had approximately U.S. $15.2 billion under management.

Statement of Additional Information dated October 31, 2008

Paragraphs one through ten under “Investment Adviser” are restated as follows:

Frontegra Asset Management, Inc. (the “Adviser” or “Frontegra”) is the investment adviser to the Funds.  William D. Forsyth III owns 100% of Frontegra and is President of Frontegra and the Company.  See “Directors and Officers” for Mr. Forsyth’s positions with Frontegra and Frontier Partners, Inc.

On August 1, 2008, Mr. Forsyth acquired 100% of the ownership interest in Frontegra and the Distributor from the former co-owner of Frontegra and the Distributor.  This transaction resulted in a change in control of Frontegra and, therefore, constituted an “assignment” of the previous investment advisory agreement between the Company and Frontegra and of the previous subadvisory agreements between Frontegra and each of the subadvisers.  A new investment advisory agreement between Frontegra and the Company and new subadvisory agreements between Frontegra and each subadviser were approved by the Company’s disinterested directors on July 24, 2008.  Shareholders of the Core, Small Cap and Small Cap Value Funds approved a new investment advisory agreement and applicable subadvisory agreements (the “New Agreements) at a special meeting on October 30, 2008.  Interim investment advisory and subadvisory agreements (the “Interim Agreements”) were in effect from August 1, 2008 until the New Agreements took effect following approval by the shareholders of the Core, Small Cap and Small Cap Value Funds.  The October 30, 2008 special meeting was adjourned until November 7, 2008 with respect to the Core Plus, SMID and International Equity Funds to allow for further solicitation of proxies.  The Interim Agreements that went into effect on August 1, 2008 remain in effect for the Core Plus, SMID and International Equity Funds pending approval of the New Agreements by shareholders of these Funds.  A brief description of the investment advisory agreement in effect for each Fund is set forth in each Fund’s Prospectus under “Fund Management.”

The new investment advisory agreement, in effect for the Core, Small Cap and Small Cap Value Funds, has an initial term of two years from the date of the respective amendment relating to each Fund and is required to be approved annually by the Board or by vote of a majority of each of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the separate vote of the Company’s disinterested directors, cast in person at a meeting called for the purpose of voting on such approval.  The investment advisory agreement is terminable without penalty, on 60 days’ written notice by the Board of Directors of the Company, by vote of a majority of each of the Fund’s outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.  The interim investment advisory agreement, in effect for the Core Plus, SMID and International Equity Funds, will remain in effect until shareholders of these Funds approve the new investment advisory agreement, or December 29, 2008, whichever is sooner.

Under the terms of both the new investment advisory agreement (applicable to the Core, Small Cap and Small Cap Value Funds) and the interim investment advisory agreement (applicable to the Core Plus, SMID and International Equity Funds) Frontegra supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Company’s Board.  At its expense, Frontegra provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.  As compensation for its services, the Core Plus Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.40% of the average daily net asset value of the Fund, the Core Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.42% of the average daily net asset value of the Fund, the IronBridge Small Cap Fund pays to Frontegra a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Fund, the IronBridge SMID Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.85% of the average daily net asset value of the Fund, the International Equity Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.95% of the average daily net asset value of the Fund, the Small Cap Value Fund pays to Frontegra a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Fund and the International Value Fund pays to Frontegra a monthly advisory fee at the annual rate of 0.95% of the average daily net asset value of the Fund.

Under the terms of both the new subadvisory agreement (applicable to the Core Fund) and the interim subadvisory agreement (applicable to the Core Plus Fund) between Frontegra and Reams, Reams serves as the Core Plus and Core Funds’ subadviser and, subject to Frontegra’s supervision, manages each Fund’s portfolio assets.  Under both agreements, Reams is compensated by Frontegra for its subadvisory services at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets.  With respect to the Core Fund, Reams receives 75% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed below.  Mark M. Egan is Senior Vice President and a Manager of Reams.  David B. McKinney is President, Chief Compliance Officer and a Manager of Reams.  Robert A. Crider is a Senior Vice President and a Manager of Reams.  Thomas M. Fink is a Senior Vice President and a Manager of Reams.   Mr. Egan, Mr. McKinney, Mr. Crider and Mr. Fink are each considered a control person of Reams due to their ownership of and/or their position with Reams.

Under the terms of the new subadvisory agreement (applicable to the Small Cap Fund) between Frontegra and IronBridge, IronBridge serves as the Small Cap Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.   Under the agreement, as compensation from Frontegra for its subadvisory services to the IronBridge Small Cap Fund, IronBridge receives 0.40% of the Fund’s average daily net assets for Fund assets of $200,000,000 or less and 60% of the net fee received by Frontegra for Fund assets over $200,000,000 after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed below.  Under the terms of the interim subadvisory agreement between Frontegra and IronBridge, which is in effect for the SMID Fund, IronBridge serves as the SMID Fund’s subadviser, and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, as compensation from Frontegra for its investment advisory services to the SMID Fund, IronBridge receives 0.35% of the Fund’s average daily net assets for Fund assets of $100,000,000 or less and 50% of the net fee received by Frontegra for Fund assets over $100,000,000 after giving effect to any fee waiver or reimbursement by Frontegra pursuant to an expense cap agreement discussed below.

Additionally, under the new subadvisory agreement between Frontegra and IronBridge  (applicable to the Small Cap Fund), IronBridge is entitled to receive a percentage of any waived advisory fees and reimbursed expenses recouped by Frontegra that relate to periods in which IronBridge was paid a percentage of the net advisory fee with respect to the Small Cap Fund.  For the Small Cap Fund, IronBridge will receive the same percentage of any recouped advisory fees as the percentage it received of the net advisory fee at the time of the fee waiver.  Specifically, for the Small Cap Fund, IronBridge is entitled to receive either (i) 50% (the subadvisory fee under the previous subadvisory agreement) of any advisory fees or expenses recouped by Frontegra that relate to periods during which the previous subadvisory agreement was in effect or (ii) 60% (the subadvisory fee under the current subadvisory agreement) of any advisory fees or expenses recouped by Frontegra that relate to periods during which the current subadvisory agreement is in effect.

Christopher C. Faber is the General Partner and President of IronBridge.  Jeffrey B. Madden is a Partner and Portfolio Manager of IronBridge.  Elizabeth H. Murphy is the Chief Operating Officer of IronBridge.  Samuel T. Eddins is a Partner and Director of Research of IronBridge.  John G. Davis is the Chief Compliance Officer of IronBridge.  Mr. Faber, Ms. Murphy, Mr. Eddins and Mr. Davis are each considered a control person of IronBridge due to their ownership of and/or their position with IronBridge.

Under the terms of the interim subadvisory agreement between Frontegra and New Star, New Star serves as the International Equity Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, New Star is compensated by Frontegra for its investment advisory services at the annual rate of 60% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed below subject to a minimum of 0.33% of the Fund’s average daily net assets.  New Star is an indirect wholly-owned subsidiary of New Star Asset Management Group plc.  Mark S. Beale is Co-Head of Institutional Equity and a Director of New Star and the Deputy Chief Investment Officer of New Star Asset Management Group plc.  Richard D. Lewis is Co-Head of Equity and a Director of New Star.  Rupert Ruvigny is Chief Compliance Officer and a Director of New Star.  John Mould is Chief Operating Officer of New Star.  Howard J. Covington is Chief Executive Officer of New Star.  Mr. Beale, Mr. Lewis, Mr. Ruvigny, Mr. Mould and Mr. Covington are each considered a control person of New Star due to their ownership of and/or their position with New Star.

Frontegra has entered into a subadvisory agreement under which Netols serves as the Small Cap Value Fund’s subadviser and, subject to Frontegra’s supervision, manages the Fund’s portfolio assets.  Under the agreement, Netols is compensated by Frontegra for its investment advisory services at the annual rate of 0.60% of the Fund’s average daily net assets.  Jeffrey W. Netols is the founder, Portfolio Manager and 100% owner of Netols.

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